Subsequent Events (Details) (USD $)	Dec. 31, 2012	Feb. 23, 2015
Subsequent Event [Line Items]
Share repurchase program, authorized amount	$ 320,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share repurchase program, authorized amount		$ 250,000,000